N-4	Sep. 24, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln National Variable Annuity Account C
Entity Central Index Key	0000353894
Entity Investment Company Type	N-4
Document Period End Date	Sep. 24, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

The Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) has approved an Agreement and Plan of Reorganization to merge the LVIP Macquarie Wealth Builder Fund (the “Fund”) with and into the LVIP Structured Moderate Allocation Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). The Reorganization is not expected to be a taxable event for the Contractowners. More information about the Acquiring Fund and the Reorganization was distributed to Contractowners invested in the Fund as of the close of business on July 31, 2025. The Fund’s Reorganization is expected to be completed on or about October 31, 2025 (“Closing Date”).

At any time prior to the Closing Date, Contractowners may transfer out of the Fund consistent with the transfer provisions of the applicable individual annuity contract. Contractowners may transfer into any other available investment options under their Contract. Please see your product prospectus for information about other funds available for investment within your product and for more information on transfers, including any restrictions on transfers into the Fund before the Closing Date. The investment objectives, policies, and risks of the Acquiring Fund are similar to those of the Fund.

The Macquarie Group Limited, the parent company of Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust, together with certain of its affiliates, and Nomura Holding America, Inc. (Nomura), announced they have entered into an agreement for Nomura to acquire Macquarie Asset Management’s U.S. and European public investment business. As a result, each Fund’s Board of Trustees approved the following name changes to occur on or about October 31, 2025.

Current Name	New Name
Macquarie VIP Emerging Markets Series	Nomura VIP Emerging Markets Series
Macquarie VIP Small Cap Value Series	Nomura VIP Small Cap Value Series

Lincoln PathBuilder Income® IRA [Member] | LVIP Structured Moderate Allocation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP Structured Moderate Allocation Fund
Lincoln PathBuilder Income® IRA [Member] | Nomura VIP Emerging Markets Series [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series
Lincoln PathBuilder Income® IRA [Member] | Nomura VIP Small Cap Value Series [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series